Taxes - Deferred tax assets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Taxes.
Allowance of expected credit loss	¥ 133,185	$ 19,037	¥ 15,330
Net operating losses	254,990	36,447
Less: valuation allowance	(155,612)	(22,242)
Deferred tax assets, net	¥ 232,563	$ 33,242	¥ 15,330